Supplemental Oil And Gas Information (FY)	12 Months Ended
Dec. 31, 2019
Supplemental Oil And Gas Information [Abstract]
Supplemental Oil And Gas Information
15. Supplemental Oil and Gas Information (unaudited)

Information with respect to the Company’s oil and gas producing activities is presented in the following tables. Estimates of reserves quantities, as well as future production and discounted cash flows before income taxes, were determined by LaRoche Petroleum Consultants Ltd.  All of the Company’s reserves were located in the United States.

Capitalized Costs Related to Oil and Gas Producing Activities

The table below reflects our capitalized costs related to our oil and gas producing activities at December 31, 2019 and 2018 (in thousands):

	Years Ended December 31,
	2019	2018
Proved oil and gas properties	$6,751	$6,503
Unproved properties	—	23
Total proved and unproved oil and gas properties	$6,751	$6,526
Less accumulated depreciation, depletion and amortization	(2,366)	(1,722)
Net oil and gas properties	$4,385	$4,804

Oil and Gas Related Costs

The following table sets forth information concerning costs incurred, including accruals, related to the Company’s oil and gas property acquisition, exploration and development activities (in thousands):

	Years Ended December 31,
	2019	2018
Property acquisitions proved	$—	$164
Property acquisitions unproved	14	23
Exploration cost	491	590
Development cost	7	243
Total	$512	$1,020

Results of Operations from Oil and Gas Producing Activities

The following table sets forth the Company’s results of operations from oil and gas producing activities (in thousands):

	Years Ended December 31,
	2019	2018
Revenues	$4,911	$5,871
Production costs and taxes	(3,398)	(3,591)
Depreciation, depletion and amortization	(637)	(722)
Income from oil and gas producing activities	$876	$1,558

In the presentation above, no deduction has been made for indirect costs such as general corporate overhead or interest expense.  No income taxes are reflected above due to the Company’s operating tax loss carry-forward position.

Estimated Quantities of Oil and Gas Reserves

The following table sets forth the Company’s net proved oil and gas reserves and the changes in net proved oil and gas reserves for the years ended December 31, 2017, 2018 and 2019.  All of the Company’s proved reserves are located in the United States of America.

	Oil (MBbl)	Gas (MMcf)	MBOE
Proved reserves at December 31, 2017	870	—	870
Revisions of previous estimates	223	—	223
Improved recovery	—	—	—
Purchase of reserves in place	13	—	13
Extensions and discoveries	86	—	86
Production	(98)	—	(98)
Sales of reserves in place	—	—	—
Proved reserves at December 31, 2018	1,094	—	1,094
Revisions of previous estimates	(203)	—	(203)
Improved recovery	—	—	—
Purchase of reserves in place	—	—	—
Extensions and discoveries	8	—	8
Production	(94)	—	(94)
Sales of reserves in place	(2)	—	(2)
Proved reserves at December 31, 2019	803	—	803

Proved developed reserves at:
December 31, 2017	832	—	832
December 31, 2018	976	—	976
December 31, 2019	803	—	803

Proved undeveloped reserves at:
December 31, 2017	38	—	38
December 31, 2018	118	—	118
December 31, 2019	—	—	—

The Company’s Proved Undeveloped Reserves at December 31, 2018 included 7 locations and at December 31, 2017 included 3 locations, and no locations at December 31, 2019.  During 2019, all Proved Undeveloped locations were removed from the Company’s Proved Reserves primarily due to the low oil prices experienced during 2019.

The following table identifies the Company’s net proved reserve value by category and the respective present values, before income taxes, discounted at 10% as a percentage of total proved reserves (in thousands):

	Year Ended 12/31/2019			Year Ended 12/31/2018			Year Ended 12/31/2017
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
Total proved reserves year-end reserve report	$8,365	—	$8,365	$13,976	—	$13,976	$8,170	—	$8,170
Proved developed producing reserves (PDP)	$7,592	—	$7,592	$12,534	—	$12,534	$7,065	—	$7,065
% of PDP reserves to total proved reserves	91%	—	91%	90%	—	90%	87%	—	87%
Proved developed non-producing reserves	$773	—	$773	$739	—	$739	$1,082	—	$1,082
% of PDNP reserves to total proved reserves	9%	—	9%	5%	—	5%	13%	—	13%
Proved undeveloped reserves (PUD)	$—	—	$—	$703	—	$703	$23	—	$23
% of PUD reserves to total proved reserves	—	—	—	5%	—	5%	—	—	—

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows from the Company’s proved oil and gas reserves is presented in the following table (in thousands):

	Years Ended December 31,
	2019	2018	2017
Future cash inflows	$40,655	$65,871	$39,889
Future production costs and taxes	(24,829)	(35,877)	(23,343)
Future development costs	(542)	(2,833)	(1,586)
Future income tax expenses	—	—	—
Future net cash flows	15,284	27,161	14,960

Discount at 10% for timing of cash flows	(6,919)	(13,185)	(6,790)
Standardized measure of discounted future net cash flows	$8,365	$13,976	$8,170

The following are the principal sources of change in the standardized measure of discounted future net cash flows from the Company’s proved oil and gas reserves (in thousands):

	Years Ended December 31,
	2019	2018	2017
Balance, beginning of year	$13,976	$8,170	$5,815
Sales, net of production costs and taxes	(1,646)	(2,611)	(1,239)
Discoveries and extensions, net of costs	154	798	123
Purchase of reserves in place	—	143	—
Sale of reserves in place	(26)	—	—
Net changes in prices and production costs	(3,348)	4,304	1,780
Revisions of quantity estimates	(3,058)	2,180	1,611
Previously estimated development cost incurred during the year	—	210	—
Changes in future development costs	1,016	78	(228)
Changes in timing and other	86	(4)	(164)
Accretion of discount	1,211	708	472
Net change in income taxes	—	—	—
Balance, end of year	$8,365	$13,976	$8,170

Estimated future net cash flows represent an estimate of future net revenues from the production of proved reserves using average sales prices along with estimates of the operating costs, production taxes and future development and abandonment cost (less salvage value) necessary to produce such reserves. Future income taxes were calculated by applying the statutory federal and state income tax rates to pre-tax future net cash flows, net of the tax basis of the properties and utilizing available tax loss carryforwards related to oil and gas operations. The oil prices used for December 31, 2019, 2018, and 2017 were $50.65, and $60.21, and $45.83 per barrel of oil, respectively.  The Company’s proved reserves as of December 31, 2019, 2018 and 2017 were measured by using commodity prices based on the twelve month unweighted arithmetic average of the first day of the month price for the period January through December.  No deduction has been made for depreciation, depletion, or any indirect cost such as general corporate overhead or interest expense.